NATURE AND CONTINUANCE OF OPERATIONS (Details Narrative) - CAD ($)	Jan. 31, 2026	Jul. 31, 2025
Accumulated deficit	$ (36,392,789)	$ (35,546,915)
Working capital	$ (3,531,375)